Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Summary of reportable business segments

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues:
TCM raw materials	$893,909	$859,497	$2,860,552	$2,659,234
Yew trees	396,416	322,015	1,853,504	1,665,665
Handicrafts	82,699	24,486	118,734	91,391
	1,373,024	1,205,998	4,832,790	4,416,290
Cost of revenues:
TCM raw materials	158,354	161,226	446,436	640,843
Yew trees	21,395	88,380	320,410	287,681
Handicrafts	51,188	11,524	69,863	60,068
	230,937	261,130	836,709	988,592
Depreciation and amortization:
TCM raw materials	84,334	95,545	253,157	208,248
Yew trees	14,573	13,020	41,638	37,485
Handicrafts	7,428	9,538	23,532	23,824
Other	36,017	14,877	99,396	71,660
	142,352	132,980	417,723	341,217
Net income (loss):
TCM raw materials	735,555	698,271	2,414,116	2,018,391
Yew trees	375,021	233,635	1,533,094	1,377,984
Handicrafts	31,511	12,962	48,871	31,323
Other	(262,428)	(232,563)	(636,211)	(589,361)
	$879,659	$712,305	$3,359,870	$2,838,337

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	$5,515,590	$61,436	$-	$130,385	$5,707,411

	September 30, 2012
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,687,708	$739,908	$130,936	$314,170	$15,872,722
Expenditures for segment assets	$65,749	$83,098	$-	$125,426	$274,273

	For the Year Ended December 31,
	2011	2010
Revenues:
TCM raw materials	$3,458,093	$2,845,067
Yew trees	2,400,245	2,131,445
Handicrafts	102,701	151,540
	5,961,039	5,128,052
Cost of revenues:
TCM raw materials	897,154	924,547
Yew trees	172,460	633,027
Handicrafts	56,351	80,489
	1,125,965	1,638,063
Depreciation and amortization:
TCM raw materials	286,196	44,239
Yew trees	30,185	48,648
Handicrafts	31,852	32,013
Other	122,684	80,662
	470,917	205,562
Net income (loss):
TCM raw materials	2,560,939	1,920,520
Yew trees	2,227,785	1,498,418
Handicrafts	46,350	71,051
Other	(794,763)	(904,029)
	$4,040,311	$2,585,960

	December 31, 2010
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$8,892,246	$593,397	$182,694	$588,686	$10,257,023
Expenditures for segment assets	9,021,506	7,745	5,353	155,988	9,190,592

	December 31, 2011
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,880,192	$600,364	$153,686	$316,177	$15,950,419
Expenditures for segment assets	5,515,590	61,436	—	130,385	5,707,411